Nature of Operations and Significant Accounting Policies - Additional Information (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Nature Of Operations And Significant Accounting Policies [Line Items]
Off-balance sheet active finance receivables	$ 319,000		$ 319,000		$ 19,722,017	$ 24,163,164
Reserve for repurchase liabilities					4,240,408	4,977,603
Restricted cash balance held in a federally insured bank account	63,000		63,000		3,069,342	3,625,318
Restricted cash balance payable balance	104,000		$ 104,000		$ 783,594	$ 90,865
Finance receivables originated through the bank partnership arrangements percentage			84.00%	60.00%	62.00%	49.00%
Finance receivables originated through the bank partnership arrangements	10,000,000		$ 10,000,000		$ 3,306,686	$ 6,038,903
Capitalized software costs					9,036,906	5,524,025
Capitalized software costs, amortization expense	2,178,000	$ 1,407,000	4,120,000	$ 2,650,000	5,979,084	3,807,696	$ 2,142,786
Finance receivables remaining under CSO program	319,000		319,000
Retained earnings	170,098,000		170,098,000		$ 92,320,122	$ 30,579,589
Development and capitalized software costs	3,337,000	$ 2,278,000	6,073,000	$ 4,124,000
Correction Of Premium To Off Balance Sheet Finance Receivables [Member]
Nature Of Operations And Significant Accounting Policies [Line Items]
Retained earnings	$ 1,817,000		$ 1,817,000